Extended Market Index Fund
USAA Extended Market Index Fund Summary
Investment Objective

The USAA Extended Market Index Fund (the Fund) seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market IndexSM1. The Dow Jones U.S. Completion Total Stock Market Index measures the performance of all small- and mid-cap stocks as measured by the Dow Jones U.S. Total Stock Market IndexSM less the stocks in the S&P 500 Index.

[1]"Dow Jones," and "The Dow Jones U.S. Completion Total Stock Market IndexSM" are service marks of Dow Jones Trademark Holdings, LLC.

Fees and Expenses

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees
Shareholder Fees	Extended Market Index Fund None or same as Fund Name USD ($)
(fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Extended Market Index Fund None or same as Fund Name
Management Fee	0.26%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.22%
Total Annual Operating Expenses	0.48%	[1]
[1]	The total annual operating expenses shown in the table above and the example below include the expenses of both the Fund and the Fund's share of the allocated expenses of the Master Extended Market Index Series (Extended Market Portfolio), a series of Quantitative Master Series LLC.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example	1 Year	3 Years	5 Years	10 Years
Extended Market Index Fund | None or same as Fund Name | USD ($)	49	154	269	604

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its whole portfolio.

Principal Investment Strategy

The Fund's principal investment strategy is to invest all its investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (Extended Market Portfolio), which is a separate registered mutual fund advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective as the Fund. Therefore, you have an indirect interest in the Extended Market Portfolio's underlying securities, and the investment characteristics of the Fund will correspond directly to those of the Extended Market Portfolio. This type of arrangement is commonly referred to as a master-feeder structure.

The Extended Market Portfolio seeks to track, before fees and expenses, the performance of the Dow Jones U.S. Completion Total Stock Market Index as closely as possible. Normally, at least 80% of its assets will be invested in securities or other financial instruments of companies that are components of, or have economic characteristics similar to, the securities included in the Dow Jones U.S. Completion Total Stock Market Index.

The Dow Jones U.S. Completion Total Stock Market Index is composed of all of the equity securities that are issued by companies headquartered in the United States with their primary market listing in the United States, except those stocks included in the S&P 500.

The Extended Market Portfolio uses the "sampling" method of indexing. Under this approach, the Extended Market Portfolio selects a representative sample of stocks from the Dow Jones U.S. Completion Total Stock Market Index and derivatives that will resemble the index in terms of industry weightings, market capitalization, and other characteristics.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The equity securities held in the Extended Market Portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than debt securities.

In addition, the Extended Market Portfolio tends to invest in small- and mid-cap companies, which may be more vulnerable than larger companies to adverse business or economic conditions. Securities of small- and mid-cap companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in securities of larger companies.

The Fund may invest in futures, options, and other types of derivatives linked to the performance of the Dow Jones U.S. Completion Total Stock Market Index or other indices that are highly correlated with the Dow Jones U.S. Completion Total Stock Market Index. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index, exchange-traded fund (ETF), or currency to which it relates; the risk that derivatives used for risk management or to gain market exposure may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund.

The Fund's use of options may result in a loss. When it sells index call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, resulting in increased exposure to a market decline.

The Fund may invest in leveraged instruments or strategies that use leveraged instruments. Accordingly, the Fund is subject to the risk associated with securities or practices that multiply small price movements into large changes.

As a feeder fund in a master-feeder structure, the Fund is subject to certain risks. Actions of larger feeder funds may materially affect smaller feeder funds investing in the Extended Market Portfolio. For example, if a large feeder fund withdraws from the Extended Market Portfolio, the remaining feeder funds may experience proportionately higher operating expenses, resulting in lower returns (however, this risk also exists for traditionally structured mutual funds that have large institutional investors).

While the Fund and the Extended Market Portfolio attempt to match the performance of the Dow Jones U.S. Completion Total Stock Market Index as closely as possible before the deduction of fees and expenses, the ability of the Fund and the Extended Market Portfolio to meet their investment objective depends to some extent on the cash flow in and out of the Fund and purchases and redemptions by other investors in the Extended Market Portfolio. The Fund's performance may be affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, and brokerage commissions and fees. Changes in the cash flow of the Fund and the Extended Market Portfolio may affect how closely the Fund tracks the Dow Jones U.S. Completion Total Stock Market Index.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated compared to those of the Fund's benchmark index. Performance reflects any expense limitations in effect during the periods shown.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the Fund's most current performance information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	20.56%	June 30, 2009
Lowest Quarter Return	-26.43%	December 31, 2008
Year-to-Date Return	4.44%	March 31, 2017

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you.

AVERAGE ANNUAL TOTAL RETURNS For Periods Ended December 31, 2016
Average Annual Total Returns - Extended Market Index Fund	Past 1 Year	Past 5 Years	Past 10 Years
None or same as Fund Name	15.48%	13.94%	7.42%
None or same as Fund Name | Return After Taxes on Distributions	13.62%	12.57%	6.41%
None or same as Fund Name | Return After Taxes on Distributions and Sale of Fund Shares	10.23%	11.04%	5.85%
Dow Jones U.S. Completion Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)	15.75%	14.38%	7.91%